Leases - Future undiscounted lease payments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 4,030	$ 5,762
2023	936	4,030
2024	393	936
2025	0	393
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	4,030	5,762
2023	936	4,030
2024	393	936
2025	0	393
Total undiscounted lease payments	9,795	11,121
Sublease Income
2022		(349)
2023		(349)
2024		(349)
2025		(204)
Total undiscounted lease payments		(1,251)
Net Lease Obligation
2022		5,413
2023		3,681
2024		587
2025		189
Total undiscounted lease payments		9,870
Total undiscounted lease payments	9,795	11,121
Less: Imputed interest	472	595
Present value of future lease payments	9,323	10,526
Operating lease liabilities, current	5,221	5,367	$ 3,536
Operating lease liabilities, noncurrent	$ 4,102	$ 5,159	$ 8,824